Employee compensation and benefits - Share-based payments (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Compensation And Benefits [Abstract]
Effect of share-based payment arrangements	£ 45,000,000	£ 96,000,000	£ 76,000,000
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	46,000,000	97,000,000	79,000,000
Restricted share awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	45,000,000	96,000,000	77,000,000
Savings-related and other share award option plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions	£ 1,000,000	£ 1,000,000	£ 2,000,000